Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2022
Entity Registrant Name	PFM MULTI-MANAGER SERIES TRUST
Entity Central Index Key	0001696729
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 27, 2023
Document Effective Date	Jan. 27, 2023
Prospectus Date	Jan. 27, 2023